Material Partly-Owned Subsidiaries - Summary of Statements of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	₽ 68,856	₽ 66,032
Non-current assets	124,984	246,473
Current liabilities	(399,343)	(459,439)
Non-current liabilities	(25,168)	(86,663)
Total equity	(230,671)	(233,597)	₽ (233,195)	₽ (245,822)
Attributable to:
Equity shareholders of Mechel PAO	(244,289)	(245,228)
Non-controlling interests	13,618	11,631
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	75,693	74,924
Non-current assets	50,065	61,772
Current liabilities	(88,813)	(135,625)
Non-current liabilities	(68,469)	(6,626)
Total equity	31,524	5,555
Attributable to:
Equity shareholders of Mechel PAO	31,585	5,828
Non-controlling interests	(61)	(273)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Current assets	4,582	4,373
Non-current assets	4,960	4,316
Current liabilities	(2,452)	(2,727)
Non-current liabilities	(153)	(176)
Total equity	(6,937)	(5,786)
Attributable to:
Equity shareholders of Mechel PAO	(5,006)	(4,176)
Non-controlling interests	(1,931)	(1,610)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Current assets	66,066	46,448
Non-current assets	220,598	170,004
Current liabilities	(222,009)	(177,585)
Non-current liabilities	(27,780)	(2,757)
Total equity	(36,875)	(36,110)
Attributable to:
Equity shareholders of Mechel PAO	(34,534)	(34,021)
Non-controlling interests	(2,341)	(2,089)
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Current assets	2,259	3,301
Non-current assets	5,879	4,556
Current liabilities	(97)	(93)
Non-current liabilities	(659)	(610)
Total equity	(7,382)	(7,154)
Attributable to:
Equity shareholders of Mechel PAO	(6,210)	(6,019)
Non-controlling interests	(1,172)	(1,135)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Current assets	14,659	14,127
Non-current assets	5,022	3,651
Current liabilities	(6,201)	(5,308)
Non-current liabilities	(416)	(261)
Total equity	(13,064)	(12,209)
Attributable to:
Equity shareholders of Mechel PAO	(11,938)	(11,156)
Non-controlling interests	(1,126)	(1,053)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Current assets	14,658	20,413
Non-current assets	32,797	23,484
Current liabilities	(3,346)	(3,001)
Non-current liabilities	(995)	(1,098)
Total equity	(43,114)	(39,798)
Attributable to:
Equity shareholders of Mechel PAO	(38,822)	(35,836)
Non-controlling interests	(4,292)	(3,962)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Current assets	12,549	15,374
Non-current assets	23,754	19,942
Current liabilities	(4,028)	(5,504)
Non-current liabilities	(185)	(422)
Total equity	(32,090)	(29,390)
Attributable to:
Equity shareholders of Mechel PAO	(28,889)	(27,565)
Non-controlling interests	(3,201)	(1,825)
Izhstal [member]
Disclosure of subsidiaries [line items]
Current assets	4,674	4,049
Non-current assets	3,811	4,405
Current liabilities	(12,873)	(10,153)
Non-current liabilities	(1,663)	(2,634)
Total equity	6,051	4,333
Attributable to:
Equity shareholders of Mechel PAO	5,452	3,908
Non-controlling interests	₽ 599	₽ 425